Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	2012		2011		2010
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	830,025	3.23	906,775	3.19	656,013	3.57
Granted	-	-	-	-	325,012	2.23
Exercised	-	-	-	-	(18,000)	2.15
Forfeited	(15,750)	3.17	(51,750)	3.03	(56,250)	2.45
Expired	(3,425)	2.02	(25,000)	2.08	-	-
Outstanding on December 31,	810,850	3.18	830,025	3.23	906,775	3.19
Exercisable on December 31,	675,844	3.38	621,516	3.50	486,446	3.52

Share purchase options available for grant on December 31	83,428		72,003		16,003

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Outstanding options			Exercisable options
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Options	Weighted average exercise price (€)

3.99	416,838	4,8	3.99	416,838	3.99
2.60	124,000	1.2	2.60	124,000	2.60
2.38	174,100	7.5	2.38	87,050	2,38

1.88	95,912	7.5	1.88	47,956	1.88
1.88 to 3.99	810,850	5.2	3.18	675,844	3.38

Disclosure of sharebased compensation arrangements by sharebased payment award nonvested [Table Text Block]
	Options	Weighted average Grant-Date Fair Value (€)
Non-vested at January 1, 2012	208,509	1.45
Granted	0	0
Vested	(67,503)	1.45
Forfeited	(6,000)	1.43
Non-vested at December 31, 2012	135,006	1.45

Changes In Warrants Stock Options And Capital Increase [Table Text Block]
	Change in shareholders’ equity resulting from the January 2012 Exchange Agreement	Other change in shareholders equity	Total
Warrants and stock options granted	805	76	881
Capital increase	3,882	1,898	5,780
Total Capital Increase	4,687	1,974	6,661